Related Party Transactions - Transactions with Subsidiaries, Joint Ventures and Associates - Deposits Received (Detail) - EUR (€) € in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Deposits (Transactions with Subsidiaries, Joint Ventures and Associates)
Deposits, beginning of period	€ 49	€ 58
Movement in deposits during the period	1	(8)
Changes in the group of consolidated companies	0	0
Exchange rate changes/other	0	0
Deposits, end of period	€ 50	€ 49